Offerings	Jul. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2029
Amount Registered | shares	3,500,000,000
Maximum Aggregate Offering Price	$ 3,499,020,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 483,214.66
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2031
Amount Registered | shares	4,250,000,000
Maximum Aggregate Offering Price	$ 4,244,602,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 586,179.61
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.100% Notes due 2033
Amount Registered | shares	3,000,000,000
Maximum Aggregate Offering Price	$ 2,999,490,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,229.57
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2036
Amount Registered | shares	4,500,000,000
Maximum Aggregate Offering Price	$ 4,485,870,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 619,498.65
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.000% Notes due 2046
Amount Registered | shares	2,750,000,000
Maximum Aggregate Offering Price	$ 2,735,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 377,762.19
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.100% Notes due 2056
Amount Registered | shares	4,000,000,000
Maximum Aggregate Offering Price	$ 3,974,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 548,864.64
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.250% Notes due 2066
Amount Registered | shares	2,250,000,000
Maximum Aggregate Offering Price	$ 2,234,610,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 308,599.64